Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 453,162	$ 76,878
Accounts Receivable	638,890	721,932
Inventory	2,471,567	2,756,350
Other Current Assets	355,928	1,717,650
Total Current Assets	3,919,547	5,272,810
Long Term Assets
Property and Equipment, net of Accumulated Depreciation	5,449,412	6,428,112
Operating Lease Right-of-Use Assets, net	3,303,158	3,658,493
Investment in Flavored Bourbon LLC	14,285,222	10,864,000
Intangible Assets (Note 10)	421,151
Goodwill (Note 10)	589,870
Other Long Term Assets	31,666	44,817
Total Long Term Assets	24,080,479	20,995,422
Total Assets	28,000,026	26,268,232
Current Liabilities
Accounts Payable	4,979,353	5,228,786
Accrued Payroll	950,974	1,321,298
Accrued Tax Liability	1,535,628	1,468,994
Other Current Liabilities	1,253,052	1,827,013
Operating Lease Liabilities, Current	1,131,545	1,294,706
Notes Payable, Current	3,758,595	14,270,956
Convertible Notes Payable (2022 and 2023 Convertible Notes) (including related party convertible notes of $0 and $17,220,203 as of December 31, 2024 and 2023, respectively) (See Notes 5 and 15)		36,283,891
Accrued Interest	202,367	1,152,998
Total Current Liabilities	13,811,514	62,848,642
Long Term Liabilities
Operating Lease Liabilities, net of Current Portion	2,810,015	3,081,924
Notes Payable, net of Current Portion	9,482,339
Convertible Notes Payable (Whiskey Notes) (including a related party convertible note of $0 and $390,607 as of December 31, 2024 and 2023, respectively)		1,452,562
Accrued Interest, net of Current Portion	977,316
Other Long Term Liabilities	127,075
Total Long-Term Liabilities	13,396,745	6,842,046
Total Liabilities	27,208,259	69,690,688
Commitments and Contingencies (Note 13)
Stockholders’ Equity / (Deficit)
Preferred Stock, par value $0.0001 per share; 5,000,000 and 0 shares authorized; 500,000 and 0 shares designated Series A as of December 31, 2024 and 2023, respectively; 494,840 and 0 shares issued and outstanding as of December 31, 2024 and 2023, respectively	49
Common Stock, par value $0.0001 per share; 70,000,000 and 10,000,000 shares authorized as of December 31, 2024 and 2023 respectively; 5,273,611 and 381,484 shares issued and outstanding as of December 31, 2024 and 2023, respectively	556	67
Additional Paid-In-Capital	74,925,180	31,421,953
Accumulated Deficit	(74,134,018)	(74,844,476)
Total Stockholders’ Equity / (Deficit)	791,767	(43,422,456)
Total Liabilities & Stockholders’ Equity / (Deficit)	28,000,026	26,268,232
Whiskey Notes [Member]
Long Term Liabilities
Convertible Notes Payable (Whiskey Notes) (including a related party convertible note of $0 and $390,607 as of December 31, 2024 and 2023, respectively)		1,452,562
Warrant Liabilities		1,512,692
2022 and 2023 Convertible Notes [Member]
Long Term Liabilities
Warrant Liabilities		$ 794,868